Investment in and advances to Equity-Accounted for Investment	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in and advances to Equity-Accounted for Investment
Investment in and advances to Equity-Accounted for Investment

	Year Ended December 31,
	2019 $	2018 $
High-Q Joint Venture	28,112	25,766
Total	28,112	25,766

a.
The Company has a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), whereby the Company has a 50% economic interest in the High-Q joint venture, which is jointly controlled by the Company and Wah Kwong. The High-Q joint venture owns one 2013-built VLCC, which traded on a fixed time charter-out contract that expired in May 2018. Under the fixed contract, the vessel earned a daily rate and an additional amount if the daily rate of sub-charter earnings exceeded a certain threshold. The VLCC completed its dry dock in July 2018 and subsequently began trading on spot voyage charters in a pool managed by a third party.

As at December 31, 2019, the High-Q joint venture had a loan outstanding with a financial institution with a balance of $31.9 million (December 31, 2018 - $37.5 million). The loan is secured by a first-priority mortgage on the VLCC owned by the High-Q joint venture and 50% of the outstanding loan balance is guaranteed by the Company.

b.
On May 31, 2017, the Company entered into a Merger Agreement to acquire the remaining 27.0 million issued and outstanding common shares of TIL, by way of a share-for-share exchange of 0.4 shares of Class A common stock of the Company for each of TIL common stock not owned by the Company. Prior to the completion of the merger, the Company accounted for its 11.3% investment in TIL using the equity method. On November 27, 2017, the Company completed the merger with TIL, and the Company remeasured its equity investment in TIL to fair value based on the relative share exchange value at the date of the acquisition, which resulted in the recognition of a net write-down of $26.7 million presented in equity income (loss) on the consolidated statements of income (loss) (note 24).

c.
On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in TTOL for $39.0 million, which included $13.1 million for assumed working capital (note 4). The Company issued approximately 1.7 million shares of the Company's Class B common stock to Teekay as consideration in addition to the working capital consideration of $13.1 million. As a result, the Company now consolidates TTOL and thus, all comparative periods have been retroactively adjusted to include TTOL on a consolidated basis (note 4) and TTOL's results are not included in the summary of equity-accounted for investment results below. Prior to the May 31, 2017 purchase, the Company equity-accounted for its initial 50% interest in TTOL.

A condensed summary of the Company’s financial information for equity-accounted for investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2019 $	2018 $
Cash, cash equivalents and restricted cash	3,285	1,697
Other current assets	2,026	2,488
Vessels and equipment	77,984	81,789

Current portion of long-term debt	6,091	5,378
Other current liabilities	500	452
Long-term debt	25,651	31,742
Other non-current liabilities	18,398	20,436

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues	12,282	9,601	107,691
Income from operations	6,329	4,159	11,640
Realized and unrealized (loss) gain on derivative instruments	—	(104)	26
Net income (loss)	4,689	2,441	(8,967)

For the year ended December 31, 2019, the Company recorded equity income (loss) of $2.3 million (2018 - $1.2 million and 2017 – $(25.4) million). Equity income for the years ended December 31, 2019 and December 31, 2018 is comprised of the Company's share of net income from the High-Q joint venture. Equity income for the year ended December 31, 2017 is comprised of the Company’s share of net income from the High-Q joint venture, Gemini Tankers L.L.C. and from TIL for the period from January 1, 2017 until November 27, 2017, which includes an other than temporary impairment write-down of the investment in TIL (note 24).